Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2025
Shareholders' Equity [Abstract]
Schedule of Equity Securities in ADS Terms

The table below summarizes the Company’s equity securities in ADS terms, as of June 30, 2025:

	Warrants outstanding as of June 30, 2025	Exercise price in USD	Expiration date
Pre-funded warrants (*)	-	0.01	-
Shares in abeyance	-	-	-
Ordinary warrants	825,507	10-62.50	3-4.6 years
Total outstanding	825,507	-	-

(*)	During the six months ended June 30, 2025, 180,940 ADS pre-funded warrants were exercised.